EMPLOYEE BENEFIT PLANS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012 employee	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	1.00%
Employees covered by pension plan		1,700
Allocations for benefits earned under the Cornerstone plan	$ 21.1	$ 29.4	$ 33.0
Defined Contribution Plan, Employer Discretionary Contribution Amount	9.5
Employee Stock Ownership Plan (ESOP), Shares in ESOP	219,900
Net income (expense) from ESOP activities	1.9	25.9	28.4
Defined benefit plans amounts in accumulated other comprehensive loss expected to be recognized as components of net periodic benefit costs		8.1
Defined benefit plan amortization Of Actuarial Gains Losses		8.0
Defined benefit plan amortization Of Prior Service Cost Credit		0.1
Accumulated benefit obligation for defined benefit pension plans	2,784.3	2,551.1
Weighted-average long-term rate of return assumption percentage used in determination of net periodic benefit expense	6.50%
Percentage of pension liabilities invested in fixed income securities	45.00%
Target allocations in equity securities minimum range	25.00%
Target allocations in equity securities maximum range	45.00%
Target allocations in fixed income securities minimum range	50.00%
Target allocations in fixed income securities maximum range	70.00%
Target allocations in other securities range, maximum	10.00%
Expected pension and other post retirement benefit plans	101
Assumed health care cost trend rate for next year	7.30%
Assumed ultimate trend rate for health care cost	4.50%
Expected year when ultimate health care cost trend rate to be reached	2028
Impact of 1 percentage point change in assumed health care cost trend rate on post-retirement benefit obligation	2.1
Medical and dental benefits
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by benefit plans		12,400
Employee Defined Contribution Plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution	18.8	19.1	17.7
Foreign
Defined Benefit Plan Disclosure [Line Items]
Employees covered by pension plan	14,000
Employee Stock Ownership Plan (ESOP), Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit employer matches participant contributions percentage		7.00%
ESOP, average fair value of shares released	$ 80.71	$ 70.98	$ 68.12
Dividends paid on the shares used to pay internal loan debt service	12.3	12.4	12.2
Interest costs incurred by ESOP	6.1	6.7	7.2
Number of ESOP shares allocated to participant accounts	12,699,476
Number of ESOP shares allocated to participant accounts held	2,885,480
Number of ESOP unallocated shares	2,865,580
Employer cash contributions	$ 30.7	$ 36.6	$ 16.2
Employee Stock Ownership Plan (ESOP), Plan | Core Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by benefit plans	6,900
Employee Stock Ownership Plan (ESOP), Plan | Core Translation Benefit
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by benefit plans	4,200
Employee Stock Ownership Plan (ESOP), Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit employer matches participant contributions percentage		1.00%
Employee Stock Ownership Plan (ESOP), Plan | Minimum | Core Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	2.00%
Employee Stock Ownership Plan (ESOP), Plan | Minimum | Core Translation Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	1.00%
Employee Stock Ownership Plan (ESOP), Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit employer matches participant contributions percentage		25.00%
Employee Stock Ownership Plan (ESOP), Plan | Maximum | Core Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	6.00%
Employee Stock Ownership Plan (ESOP), Plan | Maximum | Core Translation Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit allocations	2.00%